LONG-TERM PREPAYMENTS AND OTHER ASSETS - MOVEMENT OF OPERATING RIGHTS OF SERVICE STATIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	¥ 34,934
Balance as of end of year	34,013	¥ 34,934
Cost
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	52,216	48,613
Additions	1,494	3,948
Decreases	(161)	(345)
Balance as of end of year	53,549	52,216
Accumulated depreciation / amortisation
Disclosure of detailed information about operating rights of service stations [line items]
Balance as of beginning of year	17,282	14,345
Additions	2,357	3,019
Decreases	(103)	(82)
Balance as of end of year	¥ 19,536	¥ 17,282